Income taxes (Income Tax Expense) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
CIT tax expense	$ 141,399,866	$ 103,302,037	$ 70,285,607
Land Appreciation Tax ("LAT") expense	62,996,403	40,203,748	33,254,340
Deferred tax benefit	(59,949,022)	(30,388,659)	(17,292,072)
Actual income tax expense	$ 144,447,247	$ 113,117,126	$ 86,247,875